SUBSEQUENT EVENTS (Detail) - USD ($)							1 Months Ended		3 Months Ended		5 Months Ended	9 Months Ended
	Nov. 08, 2021	Oct. 15, 2021	Oct. 04, 2021	Mar. 10, 2021	Mar. 09, 2021	Mar. 08, 2021	Mar. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 08, 2021	Sep. 30, 2021	Nov. 02, 2021
Subsequent Event [Line Items]
Proceeds from Related Party Debt										$ 25,716		$ 330,653
Number of units sold						22,000,000			24,300,287		999,713
Proceeds from sale of Private Placement Warrants												6,860,057
Transaction Costs											$ 12,991,472	13,946,641
Underwriting fees											4,400,000	4,860,057
Deferred underwriting fee payable				$ 22,542,813		$ 7,700,000					$ 7,700,000	$ 8,505,100
Private Placement Warrants [Member]
Subsequent Event [Line Items]
Number of warrants to purchase shares issued												4,266,667
Price of warrant												$ 1.50
Proceeds from sale of Private Placement Warrants												$ 6,400,000
Over-allotment option
Subsequent Event [Line Items]
Number of units sold				2,300,287						25,300,000	2,300,287	3,300,000
Proceeds from issuance initial public offering				$ 23,002,870
Number of warrants to purchase shares issued						3,300,000				3,300,000	3,300,000
Over-allotment option | Private Placement Warrants [Member]
Subsequent Event [Line Items]
Proceeds from issuance initial public offering										$ 35,000,000	$ 35,000,000	$ 35,000,000
Number of warrants to purchase shares issued				306,705		3,500,000	3,500,000		3,500,000	3,500,000	3,500,000
Price of warrant				$ 1.50
Proceeds from sale of Private Placement Warrants				$ 460,057
Class B Common Stock
Subsequent Event [Line Items]
Common shares, shares outstanding						7,200,000				7,200,000	7,200,000	6,950,072
Common shares, shares issued						7,200,000				7,200,000	7,200,000	6,950,072
Shares subject to forfeiture						249,928	825,000		825,000	825,000	249,928	249,928
Founder Shares | Class B Common Stock
Subsequent Event [Line Items]
Share dividend							575,000
Common shares, shares outstanding							7,200,000	6,625,000	7,200,000
Common shares, shares issued							7,200,000	6,625,000	7,200,000
Promissory Note from Related Party
Subsequent Event [Line Items]
Debt Instrument, Face Amount												$ 2,000,000
Debt Instrument Face Amount Aggregate Cap												$ 5,000,000
SUBSEQUENT EVENTS
Subsequent Event [Line Items]
Proceeds from Related Party Debt	$ 350,000		$ 450,000
Shares subject to forfeiture				249,928
Common shares Not subject to forfeiture				575,072
Transaction Costs				$ 1,265,158
Underwriting fees				460,057
Deferred underwriting fee payable				805,100
SUBSEQUENT EVENTS | Private Placement Warrants [Member]
Subsequent Event [Line Items]
Investment Of Proceeds In Trust Account				23,002,870
Aggregate proceeds held in the Trust Account				$ 278,002,870
Payments to acquire restricted investments					$ 2,000,000
SUBSEQUENT EVENTS | Over-allotment option
Subsequent Event [Line Items]
Number of units sold				2,300,287
Proceeds from issuance initial public offering				$ 23,002,870
SUBSEQUENT EVENTS | Over-allotment option | Private Placement Warrants [Member]
Subsequent Event [Line Items]
Number of warrants to purchase shares issued				306,705
Price of warrant				$ 1.50
Proceeds from sale of Private Placement Warrants				$ 460,057
SUBSEQUENT EVENTS | Founder Shares
Subsequent Event [Line Items]
Share dividend							575,000	1,006,250
Common shares, shares outstanding							7,200,000	6,625,000	7,200,000
Common shares, shares issued							7,200,000	6,625,000	7,200,000
SUBSEQUENT EVENTS | Founder Shares | Class B Common Stock
Subsequent Event [Line Items]
Share dividend							575,000	1,006,250
Common shares, shares outstanding							7,200,000	6,625,000	7,200,000
Common shares, shares issued							7,200,000	6,625,000	7,200,000
SUBSEQUENT EVENTS | Sponsor | Class B Common Stock
Subsequent Event [Line Items]
Number of shares surrender								131,250
SUBSEQUENT EVENTS | Promissory Note from Related Party
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 2,000,000
Debt Instrument Face Amount Aggregate Cap													$ 5,000,000
SUBSEQUENT EVENTS | Director Services Agreement
Subsequent Event [Line Items]
Related Party Transaction, Amounts of Transaction		$ 50,000
Related Party Transaction, Incremental Hourly Fee		$ 500